                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21232
                                     ---------

                      FORTRESS PINNACLE INVESTMENT FUND LLC
                      -------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                      10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                        (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  June 30, 2004
                           -------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                            PAGE
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                 1

FINANCIAL STATEMENTS (Unaudited):

      Statement of Assets and Liabilities at June 30, 2004                     2

      Schedule of Investments at June 30, 2004                                 3

      Statement of Operations for the Six Months Ended June 30, 2004
      and Financial Highlights for the Six Months Ended June 30, 2004
      and the Year Ended December 31, 2003 and the Period from
      November 1, 2002 through December 31, 2002                               4

      Statement of Cash Flows for the Six Months Ended June 30, 2004           5

      Statements of Changes in Net Assets for the Six Months Ended
      June 30, 2004 and the Year Ended December 31, 2003                       6

      Notes to Financial Statements                                            7

             Report of Independent Registered Public Accounting Firm

To the Members and Trustees of
Fortress Pinnacle Investment Fund, LLC


We have reviewed the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2004, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets and financial highlights for the year ended December 31, 2003 and financial highlights for the period from November 1, 2002 through December 31, 2002, and in our report dated February 28, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                                           /s/ Ernst & Young LLP


August 27, 2004
New York, New York

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2004
                                                                   -------------
ASSETS
   Investments in affiliates, at value (cost $8,787)               $     112,767
   Cash and cash equivalents                                               1,353
   Other receivables                                                         547
                                                                   -------------
                                                                         114,667
                                                                   -------------

LIABILITIES
   Accounts payable                                                          166
   Preferred equity (mandatorily redeemable)                                  51
                                                                             217
                                                                   -------------
NET ASSETS                                                         $     114,450
                                                                   =============

NET ASSETS CONSISTS OF:
   Capital contributions                                           $      26,284
   Capital distributions                                                 (20,045)
   Accumulated net investment income                                       4,231
   Accumulated net unrealized gain on affiliate investment               103,980
                                                                   -------------
                                                                   $     114,450
                                                                   =============

See notes to financial statements.      2

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited)
 (dollar amounts in thousands)

                             Description
Investments                 of Securities     Shares     Cost (c)     Fair Value
-----------                 -------------     ------     --------     ----------
Investments in real
   estate controlled
   affiliates (a):
   Fortress Pinnacle
      Acquisition LLC,
      ("FPA") (b)           21.96%
                            membership
                            interest              --     $  8,787     $  112,767
                                                         --------     ----------
                                                         $  8,787     $  112,767
                                                         ========     ==========

   (a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 78.04% of FPA. FPA is therefore an affiliate of the Company. These securities are restricted as to public resale.

   (b) FPA owns 23,359,696 of the outstanding common shares of Global Signal Inc. (formerly Pinnacle Holdings, Inc.), comprising 50% of its issued and outstanding equity, as its sole asset at the end of the period.

   (c) The United States Federal income tax basis of Fortress Pinnacle Investment Fund LLC's investment at the end of the period was approximately $4.0 million, and, accordingly, the unrealized appreciation for United States Federal income tax purposes was approximately $108.8 million.

   Summary of Transactions with Affiliated Companies
   -------------------------------------------------

                                                   Dividends,
                                                 Interest, and
                                                 Realized Gains       Fair Value
                                                 Six Months Ended      of Total
   Affiliate                 Purchase Date        June 30, 2004       Investment
   ---------                ----------------     ----------------     ----------
   Fortress Pinnacle
      Acquisition LLC       November 1, 2002     $          4,788     $  112,767
                                                 $          4,788     $  112,767

See notes to financial statements.      3

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited)
(dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2004
                                                                ----------------
Income
   Equity dividend income                                       $          4,788
   Interest                                                                    1
                                                                ----------------
                                                                           4,789
                                                                ----------------

Expenses
   Management fees                                                           383
   Professional fees                                                         123
   Directors fees                                                              2
   Insurance expense                                                           5
                                                                ----------------
                                                                             513
                                                                ----------------

Net investment income                                                      4,276
Net unrealized gain on affiliate investment                               96,413
                                                                ----------------
Net increase in net assets resulting from operations            $        100,689
                                                                ================

FINANCIAL HIGHLIGHTS

                                                                              Period from
                                                                           November 1, 2002
                                 Six Months Ended    For the Year Ended        through
                                  June 30, 2004      December 31, 2003     December 31, 2002
                                 ----------------    ------------------    -----------------
Disclosure of certain ratios:
   Ratio of total expenses to
      average net assets                      1.9%*                 0.1%                 0.5%*
   Ratio of net investment
      income (loss) to
      average net assets                     15.5%*                (0.1)%               (0.1)%*
   Portfolio turnover rate                    0.0%*                 0.0%                 0.0%*
      IRR                                   144.2%                 18.8%                 0.0%
      Total return                          182.4%                 25.8%                (0.1)%

      *annualized

See notes to financial statements.      4

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                      Six Months
                                                                         Ended
                                                                       June 30,
                                                                          2004
                                                                      ----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                  $  100,689
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
       Net unrealized gain on affiliate investment                       (96,413)
       Investment in affiliate                                              (784)
       Return of capital distributions from affiliate                     17,500
       Change in:
          Other receivables                                                 (528)
          Accounts payable                                                   135
                                                                      ----------
Net cash provided by operating activities                                 20,599
                                                                      ----------

CASH FLOW FROM FINANCING ACTIVITIES:
   Capital Contributions                                                     784
   Captial Distributions                                                 (20,045)
                                                                      ----------
Net cash used in financing activities                                    (19,261)
                                                                      ----------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                  1,338

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                15
                                                                      ----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $    1,353
                                                                      ==========

See notes to financial statements.      5

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                 Six Months        For the
                                                                   Ended         Year Ended
                                                                  June 30,       December 31,
                                                                    2004             2003
                                                                 ----------      -----------
Increase (decrease) in net assets resulting from operations
   Net investment income (loss)                                  $    4,276      $       (35)
   Net unrealized gain on affiliate investment                       96,413            7,567
                                                                 ----------      -----------
Net increase in net assets resulting from operations                100,689            7,532

Capital contributions                                                   784               --
Capital distributions                                               (20,045)              --
Preferred dividends paid                                                 --               (5)
                                                                 ----------      -----------
Net increase in net assets                                           81,428            7,527

Net assets, beginning of period                                      33,022           25,495
                                                                 ----------      -----------
Net assets, end of period                                        $  114,450      $    33,022
                                                                 ==========      ===========

See notes to financial statements.      6

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

1.    ORGANIZATION

      Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Pinnacle Acquisitions LLC ("FPA"). FPA owns 50% of the issued and outstanding common stock of Global Signal Inc. (formerly Pinnacle Holdings Inc.), a cell tower company. The Company has also invested in Pinnacle Towers Acquisition Inc. ("PTA"), which was subsequently merged into Global Signal Inc.

      The members of the Company include Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhaeuser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FPA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 78.04% of FPA. As the Company and FPA share the same advisor, they are affiliates.

      During the six months ended June 30, 2004, the Company issued membership interests (in connection with capital calls) to its members, not including the advisory member, for net proceeds of $0.8 million. The Company subsequently invested substantially all of these amounts in Global Signal Inc. During the same period, the Company distributed approximately $20 million to its members, including $0.4 million to FIG, representing their cumulative return (Note 3).

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FPA.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company encounters market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      VALUATION OF ASSETS AND LIABILITIES - The Company's investments in affiliates are accounted for under the Act. The valuation of investments is initially based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

      Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by the Company for its investment, obtaining a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

      As of June 30, 2004 the Company declared and paid distributions of $20 million to its members. The tax character of these distributions is estimated as follows (in thousands):

                  Ordinary income                      $    --
                  Return of capital                     20,045
                                                       -------
                                                       $20,045
                                                       =======

      The tax character of these distributions may be affected by transactions occurring through the end of the year. The difference between the tax character of distributions and net investment income is the result of Global Signal Inc. not having current or accumulated earnings and profits, making all dividends return of capital. See also Federal Income Taxes above.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

 3.   ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all capital contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. During the six months ended June 30, 2004, the Manager earned and was paid a $0.4 million cumulative return.

      Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance then to the Members other than FIG or holders of the preferred equity interest.

4.    PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $50,500 to 104 qualified investors. Such securities receive a 10% return, payable out of the Company's Net Profits.

Fortress Pinnacle Investment Fund LLC
Other Required Information
For the period ended 6/30/2004


During the period from 1/1/2004 to 6/30/2004, total remittance of remuneration by Fortress Pinnacle Investment Fund LLC to members of the board of trustees amounted to $17,125.

A description of the policies and procedures that Fortress Pinnacle Investment Fund LLC uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling collect (212) 798 6100 and on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics-not applicable for semi-annual reports.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC

By: /s/ Jeffrey Rosenthal
    ---------------------
Name:  Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:    September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    -------------------
Name:  Wesley R. Edens
Title:   Chief Executive Officer
Date:    September 9, 2004

By: /s/ Jeffrey Rosenthal
    ---------------------
Name:  Jeffrey Rosenthal
Title:   Chief Financial Officer
Date:    September 9, 2004